Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in the carrying amount of goodwill
Balance as of January 1			$ 0	$ 39,018,058
Goodwill recognized upon acquisition (Note 3)				1,927,500
Impairment		$ 0	$ 0	(41,222,971)
Exchange rate translation				277,413
Balance as of December 31				$ 0
Percentage of decline in stock price (as a percent)	43.00%
Discount rate | Level 3
Changes in the carrying amount of goodwill
Measurement input	16.00%
Terminal growth rate | Level 3
Changes in the carrying amount of goodwill
Measurement input	3.00%